11. SHAREHOLDERS' EQUITY: Schedule of Fair Value of Finder's Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Fair Value of Finder's Warrants
	Year ended December 31,
	2018	2017	2016
Expected life	2.0 years	5.0 years	-
Volatility	154% - 169%	154% - 159%	-
Dividend yield	0%	0%	-
Risk-free interest rate	2.05% - 2.10%	1.15% - 1.62%	-